CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Total current assets	$ 9,029	$ 8,798
Total Assets	36,581	33,433
Current Liabilities
Total current liabilities	10,316	8,645
Total Liabilities	11,183	9,842
Stockholders’ Equity
Total Stockholders’ Equity	25,398	23,591
Total Liabilities and Stockholders’ Equity	36,581	33,433
Successor [Member]
Current Assets
Cash and cash equivalents	6,275
Accounts receivable, net of allowance for credit losses of $2 and $5, respectively	1,956
Notes and other receivables	211
Prepaid expenses and other current assets	587
Total current assets	9,029
Property and equipment, net	115
Intangible assets, net	18,136
Operating lease right-of-use asset, net	486
Software development costs, net
Goodwill	8,737
Other assets	78
Total Assets	36,581
Current Liabilities
Accounts payable	975
Accrued liabilities	1,452
Deferred revenue	2,878
Acquisition liability
Warrant liability	1,683
Operating lease obligation, current	275
Note payable, net of debt discount of $834, unamortized financing costs of $14, and interest payable of $16 as of December 31, 2023	3,053
Total current liabilities	10,316
Operating lease obligation, noncurrent	230
Other noncurrent liabilities
Deferred tax liability	637
Total Liabilities	11,183
Stockholders’ Equity
Common Stock value	2
Additional paid-in capital	83,282
Accumulated deficit	(57,801)
Accumulated other comprehensive income (loss)	(85)
Net parent investment
Total Stockholders’ Equity	25,398
Total Liabilities and Stockholders’ Equity	36,581
Successor [Member] | Common Class A [Member]
Stockholders’ Equity
Common Stock value	2
Successor [Member] | Common Class C [Member]
Stockholders’ Equity
Common Stock value
Predecessor [Member]
Current Assets
Cash and cash equivalents		6,308
Accounts receivable, net of allowance for credit losses of $2 and $5, respectively		1,338
Notes and other receivables		273
Prepaid expenses and other current assets		650
Total current assets		8,569
Property and equipment, net		202
Intangible assets, net		19,289
Operating lease right-of-use asset, net		681
Software development costs, net		487
Goodwill
Other assets		52
Total Assets		29,280
Current Liabilities
Accounts payable		1,054
Accrued liabilities		1,736
Deferred revenue		2,162
Acquisition liability		197
Warrant liability
Operating lease obligation, current		266
Note payable, net of debt discount of $834, unamortized financing costs of $14, and interest payable of $16 as of December 31, 2023
Total current liabilities		5,415
Operating lease obligation, noncurrent		444
Other noncurrent liabilities		30
Deferred tax liability
Total Liabilities		5,889
Stockholders’ Equity
Additional paid-in capital
Accumulated deficit
Accumulated other comprehensive income (loss)		1,155
Net parent investment		22,236
Total Stockholders’ Equity		23,391
Total Liabilities and Stockholders’ Equity		29,280
Predecessor [Member] | Common Class A [Member]
Stockholders’ Equity
Common Stock value
Predecessor [Member] | Common Class C [Member]
Stockholders’ Equity
Common Stock value